18. Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	R$ 18,825,986	R$ 17,620,597
Accumulated depreciation	(7,985,323)	(7,791,147)
Property, plant and equipment, ending	10,840,663	9,829,450
In service
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	14,233,899	13,807,942
Accumulated depreciation	(7,985,323)	(7,791,147)
Property, plant and equipment, ending	6,248,577	6,016,795
In service | Reservoirs, dams and aqueducts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	6,643,087	6,638,348
Accumulated depreciation	(4,216,613)	(4,071,621)
Property, plant and equipment, ending	2,426,474	2,566,727
In service | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	5,648,292	5,320,736
Accumulated depreciation	(2,674,150)	(2,654,801)
Property, plant and equipment, ending	2,974,141	2,665,935
In service | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	1,500,990	1,500,144
Accumulated depreciation	(1,021,783)	(989,221)
Property, plant and equipment, ending	479,208	510,923
In service | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	375,286	277,665
Accumulated depreciation	(18,184)	(15,287)
Property, plant and equipment, ending	357,102	262,378
In service | Vehicles and aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	47,744	59,101
Accumulated depreciation	(41,978)	(48,759)
Property, plant and equipment, ending	5,766	10,342
In service | Furniture and tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	22,057	16,990
Accumulated depreciation	(12,642)	(11,476)
Property, plant and equipment, ending	9,416	5,514
In service | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(3,489)	(4,986)
Accumulated depreciation	0	0
Property, plant and equipment, ending	(3,489)	(4,986)
In service | Special Obligations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(68)	(56)
Accumulated depreciation	27	18
Property, plant and equipment, ending	(41)	(38)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	4,592,087	3,812,655
Accumulated depreciation	0	0
Property, plant and equipment, ending	4,592,086	3,812,655
In progress | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	(1,197,693)	(1,210,358)
Accumulated depreciation	0	0
Property, plant and equipment, ending	(1,197,693)	(1,210,358)
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	5,789,780	5,023,013
Accumulated depreciation	0	0
Property, plant and equipment, ending	R$ 5,789,779	R$ 5,023,013